Label	Element	Value
Document And Entity Information [Abstract]	ck0001649227_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 29, 2020
Registrant Name	dei_EntityRegistrantName	Community Development Fund
Central Index Key	dei_EntityCentralIndexKey	0001649227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020